Property and equipment, net	12 Months Ended
Mar. 31, 2022
Property and equipment, net
Property and equipment, net
15.	Property and equipment, net

	As of March 31,
	2021	2022

	(in millions of RMB)
Building, property improvements and other property	99,087	106,794
Computer equipment and software	84,802	94,539
Construction in progress	19,958	43,675
Furniture, office and transportation equipment and others	17,147	20,554
	220,994	265,562
Less: accumulated depreciation and impairment	(73,582)	(93,756)
Net book value	147,412	171,806

Depreciation expenses recognized for the years ended March 31, 2020, 2021 and 2022 were RMB20,325 million, RMB25,550 million and RMB25,470 million, respectively.